Debt (Details)									1 Months Ended					9 Months Ended		12 Months Ended
	Sep. 11, 2023 USD ($)	Aug. 31, 2023 USD ($) shares	Aug. 11, 2023 USD ($) shares	Aug. 04, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Feb. 22, 2023 USD ($) $ / shares shares	Feb. 09, 2023 USD ($) $ / shares shares	Feb. 03, 2023 USD ($) $ / shares shares	May 19, 2022 shares	Mar. 24, 2022 shares	Mar. 26, 2021 shares	Sep. 30, 2020 USD ($)	Jul. 29, 2020 $ / shares shares	Sep. 30, 2023 USD ($) $ / shares $ / item shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Aug. 30, 2023 $ / shares	Jul. 30, 2023 $ / shares	Jul. 07, 2023 $ / shares	Apr. 30, 2023 $ / shares	Jan. 30, 2023 $ / shares	Jan. 03, 2023 $ / shares	Jul. 26, 2022 $ / shares	Jul. 08, 2022 $ / shares	Oct. 08, 2021 $ / shares
Debt (Details) [Line Items]
Revolving loan (in Dollars)	$ 15,000,000
Advance received (in Dollars)	$ 4,218,985
Description of revolving line of credit																The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the notes), such rate shall increase to 24% or the maximum legal rate. Payments of interest only, computed at such rate on the outstanding principal amount, will be due and payable quarterly in arrears commencing on January 1, 2022 and continuing on the first day of each calendar quarter thereafter through and including the maturity date, October 8, 2026.
Funds rate Description														“Term SOFR” means the secured overnight financing rate published by the Federal Reserve Bank of New York for a one-month period on the date that is two (2) business days prior to the first day of such one-month period and “Base Rate” means a rate per annum equal to the greatest of (i) the Federal Funds Rate in effect on such day plus 1.00%, (ii) the Prime Rate in effect on such day, and (iii) Term SOFR for a one-month tenor plus 1.00%. However, following and during the continuation of an event of default (as defined in the amended and restated credit and security agreement), interest shall accrue at a default rate equal to such above rate plus two percent (2.00%) per annum. Interest accrued on the advances shall be payable monthly on the first day of each month commencing on October 1, 2023.
Fee percent description														(i) a fee of three percent (3.00%) if the prepayment is made on or before September 11, 2024, (ii) a fee of two percent (2.00%) if the prepayment is made between September 12, 2024 and September 11, 2025, or (iii) a fee of one percent (1.00%) if the prepayment is made between September 12, 2025 and September 11, 2026.
Closing price per common shares (in Dollars per share) | $ / shares														$ 4.575
Common shares issued percentage														20.00%
Subordinated promissory notes																6.00%
Aggregate principal amount (in Dollars)												$ 1,260,000				$ 5,880,345
Interest rate														12.00%
Net cash proceeds (in Dollars)														$ 1,410,000	$ 499,600	499,600	$ 3,550,000
Debt discount amortized (in Dollars)														$ 3,879,558	$ 1,697,572	$ 1,900,194	$ 382,565
Purchase of common shares (in Shares) | shares			40,989			1,984	2							76
Common shares cash proceeds (in Dollars)			$ 2,218,000
Warrants exercise price (in Dollars per share) | $ / shares														$ 18.3				$ 7.92	$ 16.28	$ 20	$ 59.48	$ 153.44	$ 420		$ 601
Penalty percentage														1.00%
Aggregate capital percentage														10.00%
Expense fee percentage														1.00%
Warrants (in Shares) | shares														86,613
Weighted average price rate														90.00%
Conversion price (in Dollars per share) | $ / shares													$ 1,000			$ 3									$ 600,000
Outstanding principal,Percentage														40.00%
Conversion common shares percentage														90.00%
Floor price (in Dollars per Item) | $ / item														3
Dividend yield percentage														0.00%
Volatility percentage														145.37%
Risk-free interest rate														5.37%
Risk term														1 year
Common shares exercise price (in Dollars per share) | $ / shares																								$ 420		$ 4
Consideration common shares (in Shares) | shares							2,431	1,259	54,567	426,999	1,818,182
Conversion price (in Dollars per share) | $ / shares														$ 420
Common shares (in Shares) | shares													1,038
Common Stock [Member]
Debt (Details) [Line Items]
Common shares exercise price (in Dollars per share) | $ / shares														$ 18.52
Maximum [Member]
Debt (Details) [Line Items]
Annual interest percentage														8.00%
Minimum [Member]
Debt (Details) [Line Items]
Annual interest percentage														7.00%
Interest rate														16.00%
Conversion price (in Dollars per share) | $ / shares														$ 3
ICU Eyewear [Member]
Debt (Details) [Line Items]
Lender fee (in Dollars)							$ 100,000
Subordinated Promissory Notes [Member]
Debt (Details) [Line Items]
Subordinated promissory notes														6.00%
Aggregate principal amount (in Dollars)														$ 500,000
Interest rate														6.00%
Increase interest rate														10.00%
Promissory Notes [Member]
Debt (Details) [Line Items]
Common shares issued percentage			20.00%
Aggregate principal amount (in Dollars)			$ 3,125,000			$ 878,000		$ 604,000
Outstanding principal,Percentage														15.00%
Conversion common shares percentage														80.00%
Floor price (in Dollars per Item) | $ / item														3
Common shares exercise price (in Dollars per share) | $ / shares														$ 420
Conversion Price [Member]
Debt (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares														$ 3
Leonite [Member]
Debt (Details) [Line Items]
Common shares (in Shares) | shares		47,979
Conversion principal amount (in Dollars)		$ 1,002,556
Amendment fee percentage														10.00%
Leonite [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Common shares (in Shares) | shares		145,000
Interest Rate [Member]
Debt (Details) [Line Items]
Principal interest percentage														50.00%
Weighted Average Interest Rate [Member]
Debt (Details) [Line Items]
Weighted average price rate														80.00%
Mast Hill [Member]
Debt (Details) [Line Items]
Common shares (in Shares) | shares		100,691		5,536
Conversion principal amount (in Dollars)		$ 730,814		$ 91,174
Private Placement [Member]
Debt (Details) [Line Items]
Purchase of common shares (in Shares) | shares						1,830	5,329	1,259
Common shares exercise price (in Dollars per share) | $ / shares						$ 1	$ 420	$ 105
Total cash proceeds (in Dollars)						$ 737,700	$ 2,271,818	$ 540,000
Consideration common shares (in Shares) | shares							2,898	1,259
Private Placement [Member] | Leonite [Member]
Debt (Details) [Line Items]
Aggregate principal amount (in Dollars)							$ 2,557,575
Revolving Line of Credit [Member]
Debt (Details) [Line Items]
Revolving loan (in Dollars)							5,000,000
Principal amount (in Dollars)							5,000,000
Advance received (in Dollars)							2,063,182
Repay amount (in Dollars)							$ 1,963,182
Revolving Line of Credit [Member] | ICU Eyewear [Member]
Debt (Details) [Line Items]
Description of revolving line of credit														(i) the sum of (a) the “Prime Rate” as reported in the “Money Rates” column of The Wall Street Journal, adjusted as and when such prime rate changes, plus (b) eight percent (8.00%), and (ii) fifteen percent (15.00%); provided that following and during the continuation of an event of default (as defined in the loan and security agreement), interest on the unpaid principal balance of the advances shall accrue at an annual rate equal to such rate plus three percent (3.00%).
1847 Cabinet Inc [Member]
Debt (Details) [Line Items]
Sale of future receivables totaling (in Dollars)					$ 1,965,000
Net cash proceeds (in Dollars)					1,410,000
ACH payments (in Dollars)					$ 39,300
Debt discount amortized (in Dollars)														$ 555,000
Effective interest rate														72.40%
SOFR [Member]
Debt (Details) [Line Items]
Maturity term														Sep. 11, 2026
NYSE [Member]
Debt (Details) [Line Items]
Interest rate														18.00%
Spartan Capital Securities, LLC [Member]
Debt (Details) [Line Items]
Common shares issued percentage														8.00%
Warrants exercise price (in Dollars per share) | $ / shares														$ 20.13
Transaction fee percentage														6.00%
J.H. Darbie & Co [Member] | Private Placement [Member]
Debt (Details) [Line Items]
Purchase of common shares (in Shares) | shares							120	9
Common shares exercise price (in Dollars per share) | $ / shares							$ 525	$ 525						$ 525
Mast Hill [Member] | Leonite [Member]
Debt (Details) [Line Items]
Conversion principal amount (in Dollars)		$ 1,305,432
Mast Hill [Member] | Private Placement [Member]
Debt (Details) [Line Items]
Common shares exercise price (in Dollars per share) | $ / shares						$ 420	$ 1
Monte Carlo [Member]
Debt (Details) [Line Items]
Dividend yield percentage														0.00%
Volatility percentage														160.45%
Risk-free interest rate														4.68%
Risk term														1 year
Monte Carlo [Member] | Common Stock [Member]
Debt (Details) [Line Items]
Common shares exercise price (in Dollars per share) | $ / shares														$ 193